Derivative Assets And Liabilities Derivative Assets and Lianilities (Offsetting Agreements Netting Table) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Asset Derivatives	$ 454	$ 770
Derivative Liability, Fair Value, Gross Liability	(532)	(771)
Derivative Asset, Fair Value, Amount Offset Against Collateral	(17)	(19)
Derivative Liability, Fair Value, Amount Offset Against Collateral	17	19
Derivative Asset, Collateral, Obligation to Return Cash, Offset	(309)	(577)
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	309	577
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	128	174
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	(206)	(175)
Without offsetting agreements [Member]
Asset Derivatives	0	3
Derivative Liability, Fair Value, Gross Liability	(176)	(171)
OTC Contracts [Member]
Asset Derivatives	63	107
Derivative Liability, Fair Value, Gross Liability	(47)	(23)
Broker cleared derivative contracts [Member]
Asset Derivatives	391	660
Derivative Liability, Fair Value, Gross Liability	$ (309)	$ (577)